Tax assets and liabilities (Details 5) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Total		R$ 2,496,531	R$ 1,268,037	R$ 817,125
Balances at
Deferred tax assets
Tax assets:		24,778,078	24,437,112	30,575,504	R$ 20,038,000
Temporary differences		23,375,600	23,398,886	29,538,257	18,333,315
Tax loss carry forwards		866,579	382,867	381,888	1,049,326
Social contribution taxes 18%		535,899	655,359	655,359	655,359
Tax liabilities:		2,496,531	1,268,037	817,125	312,420
Temporary differences		2,496,531	1,268,037	817,125	312,420
Total		22,281,547	23,169,075	29,758,379	R$ 19,725,580
Adjustment to Income
Deferred tax assets
Tax assets:		668,483	(5,318,219)	8,866,221
Temporary differences		304,231	(5,319,198)	9,535,994
Tax loss carry forwards		483,712	979	(669,773)
Social contribution taxes 18%		(119,460)	0	0
Tax liabilities:		262,088	25,666	(551,692)
Temporary differences		262,088	25,666	(551,692)
Total		406,395	(5,343,885)	9,417,913
Valuation adjustments
Deferred tax assets
Tax assets:	[1]	254,733	(1,580,025)	1,575,891
Temporary differences	[1]	254,733	(1,580,025)	1,575,891
Tax loss carry forwards	[1]	0	0	0
Social contribution taxes 18%	[1]	0	0	0
Tax liabilities:	[1]	582,363	947,628	962,406
Temporary differences	[1]	582,363	947,628	962,406
Total	[1]	(327,630)	(2,527,653)	613,485
Other
Deferred tax assets
Tax assets:	[2]	(620,401)	652,599	93,991
Temporary differences	[2]	(620,401)	652,599	93,991
Tax loss carry forwards	[2]	0	0	0
Social contribution taxes 18%	[2]	0	0	0
Tax liabilities:	[2]	378,693	(523,182)	93,991
Temporary differences	[2]	378,693	(523,182)	93,991
Total	[2]	(999,094)	1,175,781	0
Acquisition / Merger
Deferred tax assets
Tax assets:		38,151	107,253	1,401
Temporary differences		38,151	107,253	(934)
Tax loss carry forwards		0	0	2,335
Social contribution taxes 18%		0	0	0
Tax liabilities:		5,350	800	0
Temporary differences		5,350	800	0
Total		R$ 32,801	R$ 106,453	R$ 1,401

[1]	It relates to tax recognized in equity.
[2]	In 2017, it mainly refers to net of deferred taxes amounted to R$(241,708) (2016 - R$129,147 and 2015 - R$93,991), which have the same counterparty and realization period.